Income taxes	12 Months Ended
Dec. 31, 2023
Income taxes
Income taxes

14. Income taxes

The Company recorded income tax expense for the year ended December 31, 2023 totaling $25 (2022 – $20; 2021 – recovery of $32) and did not recognize any deferred income tax expense for the year ended December 31, 2023 (2022 – nil; 2021 - nil).

As at December 31, 2023 and 2022, deferred tax assets have not been recognized with respect to the following timing differences. The scientific research and experimental development deferred tax assets expire between 2025 and 2028.

As at December 31	2023	2022
Deferred tax assets
Scientific research and experimental development	$3,358	$3,358
Non-capital losses	3,308	3,147
Other	430	839
Total deferred tax assets	$7,096	$7,344

The reconciliation of the Canadian statutory rate to the income tax rate applied to the net profit (loss) for the years ended December 31, 2023, 2022 and 2021 to the income tax expense is as follows:

Year ended December 31	2023	2022	2021
Profit (loss) for the year
Canadian	$(1,654)	$(1,217)	$(1,195)
Foreign	732	2,602	436
	$(922)	$1,385	$(759)

Year ended December 31	2023	2022	2021
Canadian federal and provincial income taxes at 27% (2022 – 27%; 2021 – 27%)	$249	$(374)	$205
Permanent differences and other items	197	274	165
Fair value adjustments	318)	100	453
Foreign tax rate in foreign jurisdictions	94	390	(167)
Change in unrecognized deferred tax assets	(247)	(410)	(624)
(Expense) recovery	$(25)	$(20)	$32

The foreign tax rate differential is the difference between the Canadian federal and provincial statutory income tax rate and the tax rates in Barbados (5.50%), Ireland (12.50%) and the United States (21.00% - 23.50%) that is applicable to income or losses incurred by the Company's subsidiaries.

At December 31, 2023, the Company has the following Canadian losses available for application in future years:

2037	$5,275
2040	2,774
2041	969
2042	1,664
2043	498
$11,180

At December 31, 2023, the Company has the following Barbados losses available for application in future years:

2028	$1,348
2029	3,927
$5,275

As at December 31, 2023, the Company has $16 (2022 - $60)  included as income taxes payable on its consolidated statements of financial position.